OTHER FINANCIAL LIABILITIES - Schedule of movement of lease liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lease Liability [Roll Forward]
Claims amount			$ 679,273
Derecognition of right of use assets			639,728
Conversion notes			39,545
IBR rate amount			316,615
Lease Liability Total
Lease Liability [Roll Forward]
Opening balance	$ 2,967,994	$ 2,216,454	2,960,638
New contracts	645,243	946,154	367,943
Lease termination	(72,806)	(15,070)	(19,606)
Renegotiations	166,825	(4,975)	(80,431)
Exit effect of chapter 11			(995,888)
Payments	(632,214)	(399,283)	(180,995)
Accrued interest	313,556	222,133	152,133
Exchange differences	(5,172)	2,278	2,279
Cumulative translation adjustment	(9,679)	303	7,461
Other increases (decreases)			2,920
Other variations	(11,166)
Changes	394,587	751,540	(744,184)
Closing balance	3,362,581	2,967,994	2,216,454
Aircraft
Lease Liability [Roll Forward]
Opening balance	2,894,198	2,134,972	2,883,661
New contracts	576,182	943,178	354,924
Lease termination	(72,266)	(13,258)	(19,606)
Renegotiations	96,155	(7,194)	(76,233)
Exit effect of chapter 11			(995,888)
Payments	(605,584)	(376,006)	(154,823)
Accrued interest	288,165	212,500	142,939
Exchange differences	(2,090)	0	0
Cumulative translation adjustment	0	6	(2)
Other increases (decreases)			0
Other variations	0
Changes	280,562	759,226	(748,689)
Closing balance	$ 3,174,760	$ 2,894,198	2,134,972
Discount rate	0.0909	0.0910
Other
Lease Liability [Roll Forward]
Opening balance	$ 73,796	$ 81,482	76,977
New contracts	69,061	2,976	13,019
Lease termination	(540)	(1,812)	0
Renegotiations	70,670	2,219	(4,198)
Exit effect of chapter 11			0
Payments	(26,630)	(23,277)	(26,172)
Accrued interest	25,391	9,633	9,194
Exchange differences	(3,082)	2,278	2,279
Cumulative translation adjustment	(9,679)	297	7,463
Other increases (decreases)			2,920
Other variations	(11,166)
Changes	114,025	(7,686)	4,505
Closing balance	$ 187,821	$ 73,796	$ 81,482
Discount rate	0.0878	0.0643